Registration No. 33-31267 and 811-5914

As filed with the Securities and Exchange Commission on December 31, 1998

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  13                         X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

                  Amendment No.  15                                        X

                        (Check appropriate box or boxes)

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             500 E BROWARD BLVD., FT. LAUDERDALE, FLORIDA 33394
             ------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
                          -----------------------------
                          Registrant's Telephone Number

      Barbara J. Green, 500 E Broward Blvd., Ft. Lauderdale, Florida 33394
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485

   X    on January 1, 1999  pursuant to paragraph (b) of Rule 485
           ---------------
        60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

        75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PAGE


                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                              CROSS-REFERENCE SHEET


                                     PART A


N-1A                                                    LOCATION IN
ITEM NO.            ITEM                           REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Does the Fund
                                                      Measure Performance?"

  4               General Description                "How Is the Fund Organized?";
                  of Registrant                      "How Does the Fund Invest Its Assets?";
                                                     "What Are the Risks of Investing in
                                                      the Fund?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                 Report to Shareholders

  6               Capital Stock and Other            "How is the Fund Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Receive From the Fund?";
                                                     "How Taxation Affects the Fund and Its
                                                     Shareholders"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                      Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                     Requirements"; "Services to Help You Manage
                                                     Your Account"; "Who Manages the Fund?" "Useful
                                                     Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"? "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Procedures           Not Applicable



PAGE


                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B


N-1A                                                 LOCATION IN
ITEM NO.          ITEM                               REGISTRATION STATEMENT

 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and          "How Does the Fund Invest Its Assets?";
                  Policies                           "Investment Restrictions"; "What Are the
                                                     Risks of Investing in the Fund?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                         Management and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of               Management and Other Services"; "Miscellaneous
                  Securities                         Information?"

 16               Investment Advisory and            "Investment Management and Other Services";
                  Other Services                     "The Fund's Underwriter"

 17               Brokerage Allocation and           "How Does the Fund Buy Securities
                  Other Practices                    For Its Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is The Fund Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                         "Additional Information on Distributions
                                                     and Taxes"

 21               Underwriters                       "The Fund's Underwriter"

 22               Calculation of Performance         "How Does the Fund Measure Performance?"
                  Data

 23               Financial Statements               Financial Statements



PAGE



                                     PART A
                                CLASS A, B, AND C


PAGE


o 415 *P2

-------------------------------------------------------------------------------
                           SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                         Class A  -  Formerly Class I
                         Class B  -  New Share Class
                         Class C  -  Formerly Class II
-------------------------------------------------------------------------------

                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                DATED MAY 1, 1998

The prospectus is amended as follows:

I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.     The section "Expense Summary" is replaced with the following:

         EXPENSE SUMMARY

         This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended December 31, 1997. The fund's actual expenses may vary.



                                                            CLASS A/1/     CLASS B/2/     CLASS C/1/
          --------------------------------------------- --------------- --------------- ---------------
          A.  SHAREHOLDER TRANSACTION EXPENSES/3/
          Maximum Sales Charge
          (as a percentage of Offering Price)                 5.75%           4.00%           1.99%
          Paid at time of purchase/4/                         5.75%           None            1.00%
          Paid at redemption/5/                               None            4.00%           0.99%
          Exchange Fee (per transaction)/6/                   None            None            None

          B. ANNUAL FUND OPERATING EXPENSES
          (AS A PERCENTAGE OF AVERAGE NET ASSETS)
          Management Fees                                     0.80%           0.80%           0.80%
          Rule 12b-1 Fees7                                    0.25%           1.00%           1.00%
          Other Expenses                                      0.32%           0.32%           0.32%
                                                          -------------- --------------- ---------------
          Total Fund Operating Expenses                        1.37%          2.12%           2.12%
                                                          --------------- --------------- ---------------

PAGE

         C. EXAMPLE

         Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.


                                                    1 YEAR          3 YEARS        5 YEARS         10 YEARS
          ----------------------------------- --------------- -------------- --------------- ---------------

          CLASS A                                   $706/8/         $984           $1,282          $2,127
          CLASS B
          Assuming you sold your shares at
          the end of the  period                    $615            $964           $1,339          $2,261/9/
          Assuming you stayed in the fund           $215            $664           $1,139          $2,261/9/
          CLASS C                                   $411/10/        $757           $1,228          $2,527


          THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

          1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

          2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended December 31, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.

          3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

          4. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."

          5. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent
          Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? Contingent Deferred Sales Charge" for details.

          6. There is a $5 fee for exchanges by Market Timers.

          7. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

          8. Assumes a Contingent Deferred Sales Charge will not apply.

          9. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

          10. For the same Class C investment, you would pay projected expenses of $313 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


PAGE

III.  The following information is added to the section "Financial Highlights":

                                                                       SIX MONTHS ENDED
                                                                        JUNE 30, 1998
                                                                        (UNAUDITED)
                                                        -----------------------------------------
                                                              CLASS A              CLASS C
                                                        -------------------- --------------------
          PER SHARE OPERATING PERFORMANCE
          (for a share outstanding throughout
           the period)
          Net asset value, beginning of period              $15.32               $15.17
                                                         -------------------- --------------------
          Income from investment operations:
                Net investment income                          .25                  .18
                Net realized and unrealized gains              .44                  .45
                                                         -------------------- --------------------
          Total from investment operations                     .69                  .63
                                                         -------------------- --------------------
          Less distributions from:
                Net investment income                         (.02)                (.02)
                Net realized gains                            (.28)                (.28)
                                                         -------------------- --------------------
          Total distributions                                 (.30)                (.30)
                                                         ==================== ====================
          Net asset value, end of period                     $15.71               $15.50
                                                         ==================== ====================
          Total return*                                        4.52%                4.17%
          RATIOS/SUPPLEMENTAL DATA
          Net assets, end of period (000's)                $786,405              $39,234
          Ratios to average net assets:
                Expenses                                       1.37%**              2.12%**
                Net investment income                          3.12**               2.38**
          Portfolio turnover rate                               .00%                 .00%


         * Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
         **Annualized.

IV. The following is added under "What Are the Risks of Investing in the Fund?":

         YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Investment Counsel considers.

         Investment Counsel will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Investment Counsel, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

         If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.


PAGE

         EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

         The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

         Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the fund will not be adversely affected, Investment Counsel and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

V.        In the section "Who Manages the Fund?",

         (a) the following is added after the "Administrative Services" section:

         YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

         When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Investment Counsel, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.


PAGE

         Investment Counsel and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Investment Counsel may have no control.

         (b) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

         Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

         (c) and the following paragraphs are added to the section "The Rule 12b-1 Plans":

         Under the Class B plan, the fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

         The fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

         The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VI. Under "How Is the Fund Organized?", the first paragraph is replaced with the following:

         The fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts

PAGE

         business trust on October 2, 1989, and is registered with the SEC. The fund offers three classes of shares: Templeton Global Opportunities Trust - Class A, Templeton Global Opportunities Trust Class B and Templeton Global Opportunities Trust - Class C. Additional series and classes of shares may be offered in the future.

VII. The second step in the section "How Do I Buy Shares? - Opening Your Account" is replaced with the following:

         2. Determine how much you would like to invest. The fund's minimum investments are:

         - To open a regular, non-retirement account                $1,000
         - To open an IRA, IRA Rollover, Roth IRA,
           or Education IRA                                         $  250*
         - To open a custodial account for a minor
           (an UGMA/UTMA account)                                   $  100
         - To open an account with an automatic investment plan     $   50**
         - To add to an account                                     $   50***

           * For all other retirement accounts, there is no minimum investment requirement.
          ** $25 for an Education IRA.
         *** For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

         For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

         We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

VIII. The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

         CHOOSING A SHARE CLASS

         Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.


PAGE


                       CLASS A*                              CLASS B*                             CLASS C*
          -----------------------------------------------------------------------------------------------------------------------
           -   Front-end sales charge of        -  No front-end sales charge              -  Front-end sales charge of 1%
               5.75% or less

           -   Contingent Deferred Sales        -  Contingent Deferred Sales Charge       - Contingent Deferred Sales Charge
               Charge of 1% on purchases of        of 4% or less on shares you sell          of 1% on shares you sell within 18
               $1 million or more sold             within six years                          months
               within one year

           -   Lower annual expenses than       -  Higher annual expenses than Class       - Higher annual expenses than Class
               Class B or C due to lower           A (same as Class C) due to higher         A (same as Class B) due to higher
               Rule 12b-1 fees                     Rule 12b-1 fees. Automatic                Rule 12b-1 fees. No conversion to
                                                   conversion to Class A shares              to Class A shares, so annual
                                                   after eight years, reducing               expenses do not decrease.
                                                   future annual expenses.

          -    No maximum purchase amount       -  Maximum purchase amount of              - Maximum purchase amount of
                                                  $249,999. We invest any                    $999,999. We invest any investment
                                                  investment of $250,000 or                  of $1 million or more in Class A
                                                  more in Class A shares, since              shares, since there is no front-
                                                  a reduced front-end sales                  end sales charge and Class A's annual
                                                  charge is available and Class              expenses are lower.
                                                  A's annual expenses are lower.


         *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

         PURCHASE PRICE OF FUND SHARES

         For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.



                                                       TOTAL SALES CHARGE             AMOUNT PAID TO
                                                        AS A PERCENTAGE OF             DEALER AS A
                                                    ---------------------------
          AMOUNT OF PURCHASE                        OFFERING         NET AMOUNT     PERCENTAGE OF
          AT OFFERING PRICE                         PRICE             INVESTED    OFFERING PRICE
          --------------------------------------------------------------------------------------------
          CLASS A
          Under $50,000                             5.75%              6.10%               5.00%
          $50,000 but less than $100,000            4.50%              4.71%               3.75%
          $100,000 but less than $250,000           3.50%              3.63%               2.80%
          $250,000 but less than $500,000           2.50%              2.56%               2.00%
          $500,000 but less than $1,000,000         2.00%              2.04%               1.60%
          $1,000,000 or more*                       None               None                None

PAGE
          CLASS B*                                  None               None                None

          CLASS C
          Under $1,000,000*                         1.00%              1.01%               1.00%

         *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

IX. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

         (a) the first paragraph is replaced with the following:

         SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

         (b) the second waiver category is replaced with the following:

         2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

                  If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

                  Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

                  This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

         (c) the following new category 7 is added to the end of the first list of sales charge waiver categories:


PAGE

         7. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

               If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

        (d) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

        12. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

X. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

         HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

         Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

         Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

         Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

XI. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

         OTHER PAYMENTS TO SECURITIES DEALERS

         The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.


PAGE

         1. Class A purchases of $1 million or more - up to 1% of the amount invested.

         2.   Class B purchases - up to 4% of the amount invested.

         3.   Class C purchases - up to 1% of the purchase price.

         4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

         5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

         6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

         A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

         FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XII. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

         If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

         Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

PAGE


XIII. The first paragraph under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?" is replaced with the following:

         You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund, if the difference is more than 0.25%. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

XIV. In the section "Contingent Deferred Sales Charge," found under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

         (a) the following sentence is added to the end of the first paragraph:

         The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

         (b) and the third paragraph is replaced with the following:

         If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XV. In the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?",

         (a) the first and second bulleted items are replaced with the following:

         - You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

         - Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


PAGE

         (b) and the following new item is added:

              - You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.

XVI.      In the "By Phone" section of the chart under "How Do I Sell Shares?",

         (a) the first bulleted item is replaced with the following:

         - If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

         (b) and the third bulleted item is deleted.

XVII. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

         (a) the following is added after the second paragraph:

         For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


          IF YOU SELL YOUR CLASS B SHARES              THIS % IS DEDUCTED FROM YOUR PROCEEDS AS
          WITHIN THIS MANY YEARS AFTER BUYING THEM     A CONTINGENT DEFERRED SALES CHARGE
          -----------------------------------------   -------------------------------------------
          1 Year                                           4
          2 Years                                          4
          3 Years                                          3
          4 Years                                          3
          5 Years                                          2
          6 Years                                          1
          7 Years                                          0


         (b) and the section "Waivers" is replaced with the following:

         WAIVERS. We waive the Contingent Deferred Sales Charge for:

          -  Account fees

          - Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii)

PAGE

             Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

           - Redemptions by the fund when an account falls below the minimum required account size

           - Redemptions following the death of the shareholder or beneficial owner

           - Redemptions through a systematic withdrawal plan set up before February 1, 1995

           - Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

           - Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class
             B)

           - Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

           - Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

           - Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XVIII. The second paragraph under "What Distributions Might I Receive From the Fund?" is replaced with the following:

          Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XIX. Distribution option 3 and the paragraph following it in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

         3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


PAGE


         Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and
         (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XX.       Under "Transaction Procedures and Special Requirements,"

         (a) the section "Joint Accounts" is replaced with the following:

         JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

         Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

         (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

         (c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

         (d) and the section "Keeping Your Account Open" is replaced with the following:

         KEEPING YOUR ACCOUNT OPEN

         Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

XXI.      Under "Services to Help You Manage Your Account,"

         (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:


PAGE

         Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

         (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

         If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

         (c) the following new section is added after the section "Systematic Withdrawal Plan":

         ELECTRONIC FUND TRANSFERS

         You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

         (d) the third bulleted item in the section "TeleFACTS(R)" is replaced with the following:

           - exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

         (e) and the last sentence is replaced with the following:

         The code number is 415 for Class A, 915 for Class B and 515 for
         Class C.

XXII.     In the "Useful Terms and Definitions" section,

         (a) the definition of "Class and Class II" is replaced with the following:

         CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


PAGE

         (b) and the following definitions are revised:

         CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

         CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

         OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

                Please keep this supplement for future reference.




                                     PART B
                                CLASS A, B AND C

PAGE

      415 *SA

-------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                        Class A  -  Formerly Class I
                        Class B  -  New Share Class
                        Class C  -  Formerly Class II
-------------------------------------------------------------------------------

                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                DATED MAY 1, 1998

The Statement of Additional Information is amended as follows:

    I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

    II. The following is added to the "Officers and Trustees" section:

       As of December 7, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 33,359 Class A shares, or less than 1% of the total outstanding Class A shares of the fund.

    III. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

       If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

    IV. In the section "The Rule 12b-1 Plans," found under "The Fund's Underwriter,"

       (a) the first sentence is replaced with the following:

       Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

       (b) the following paragraphs are added after the section "The Class I Plan":

PAGE


       THE CLASS B PLAN. Under the Class B plan, the fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

       The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

       (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

    V. The following performance figures are added under "How Does the Fund Measure Performance? - Total Return":

       The average annual total return for Class A for the one- and five- year periods ended June 30, 1998, and for the period from inception (January 19, 1990) through June 30, 1998, was -4.10%, 13.14% and 12.67%, respectively.

       The average annual total return for Class C for the one-year period ended June 30, 1998, and for the period from inception (May 1, 1995) through June 30, 1998, was -1.03% and 14.95%, respectively.

       The cumulative total return for Class A for the one- and five-year periods ended June 30, 1998, and for the period from inception (January 19, 1990) through June 30, 1998, was -4.10%, 85.40% and 173.79%, respectively.

       The cumulative total return for Class C for the one-year period ended June 30, 1998, and for the period from inception (May 1, 1995) through June 30, 1998, was -1.03% and 55.40%, respectively.

    VI. Under "Miscellaneous Information," the following is added:

       The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing

PAGE

       these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

    VII. The following is added to the section "Financial Statements":

       The unaudited financial statements contained in the Semiannual Report to Shareholders of the fund, for the six-month period ended June 30, 1998, are incorporated herein by reference.

    VIII. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

       CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

       OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

                Please keep this supplement for future reference.


PAGE



                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a) (1) FINANCIAL STATEMENTS: Incorporated by reference from Registrant's 1997 Annual Report:

                  Independent Auditor's Report
                  Investment Portfolio as of December 31, 1997
                  Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for fiscal year ended December
                  31, 1997
                  Statement of Changes in Net Assets for the years ended
                   December 31, 1997 and 1996
                  Notes to Financial Statements

             (2) Unaudited Financial Statements incorporated herein, by reference to Registrant's Semiannual Report to shareholders dated June 30, 1998 as filed with the SEC on September 3, 1998

         (b)  EXHIBITS

                  (1) (a) Amended and Restated Declaration of Trust/3/
                      (b) Establishment and Designation of Classes of Shares of
                          Beneficial Interest/2/

                  (2)  By-Laws/3/

                  (3)  Not Applicable

                  (4)  Specimen Security/1/

                  (5) (a) Amended and Restated Investment Management
                          Agreement/2/

                  (6) (a) Distribution Agreement/3/
                      (b) Form of Dealer Agreement between Registrant and
                          Franklin Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                      (c) Amendment of Dealer Agreement dated May 15, 1998

                  (7)  Not Applicable

                  (8)  (a) Custody Agreement/3/
                       (b) Amendment dated March 2, 1998 to the Custody
                           Agreement
                       (c) Amendment No. 2 dated July 23, 1998 to the Custody
                           Agreement

                  (9)  (a) Amended and Restated Transfer Agent Agreement/4/
                       (b) Fund Administration Agreement/4/
                       (c) Shareholder Sub-Accounting Services Agreement/3/
                       (d) Sub-Transfer Agent Services Agreement/3/

                  (10) Opinion and consent of counsel/5/

                  (11) Consent of independent public accountants

                  (12) Not Applicable

                  (13) Letter concerning initial capital/1/

                  (14) Not Applicable
PAGE


                  (15)(a) Distribution Plan - Class A Shares/2/
                      (b) Distribution Plan - Class C Shares/2/
                      (c) Form of Distribution Plan - Class B Shares

                  (16) Schedule showing computation of performance quotations provided in response to Item 22 (unaudited)/2/

                  (17) Powers of Attorney

                  (18) (a) Form of Multiclass Plan/2/
                       (b) Form of Multiclass Plan - Class B Shares
                  (27) Financial Data Schedule

-------------------
1  Filed with Pre-Effective Amendment No. 2 to the Registration Statement on
    January 19, 1990.
2  Filed with Post-Effective Amendment No. 8 to the Registration Statement on
    April 28, 1995.
3  Filed with Post-Effective Amendment No. 9 to the Registration Statement on
    April 29, 1996.
4  Filed with Post-Effective Amendment No.11 to the Registration Statement on
    April 30, 1997.
5  Filed with Post-Effective Amendment No.12 to the Registration Statement on
    February 27, 1998.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                      Number of
         TITLE OF CLASS                              RECORDHOLDERS

         Shares of Beneficial Interest,              40,462 as of
         par value $0.01 per Share -                 November 30, 1998
         Class A

         Shares of Beneficial Interest,              3,949 as of
         par value $0.01 per Share -                 November 30, 1998
         Class C:

ITEM 27.  INDEMNIFICATION.

          Reference is made to Article IV of the Registrant's Declaration of Trust, which is filed herewith.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

          (a) Templeton Investment Counsel, Inc.

          The officers and Directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds.

          For additional information please seee Part B and Schedules A and D of Form ADV of the Fund's Investment Manager (SEC File No. 801-15125), incorporated herein by reference, which sets forth the officers and directorsf of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

PAGE

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                    Templeton American Trust, Inc.
                    Templeton Capital Accumulator Fund, Inc.
                    Templeton Developing Markets Trust
                    Templeton Funds, Inc.
                    Templeton Global Investment Trust
                    Templeton Global Real Estate Fund
                    Templeton Global Smaller Companies Fund, Inc.
                    Templeton Growth Fund, Inc.
                    Templeton Income Trust
                    Templeton Institutional Funds, Inc.
                    Templeton Variable Products Series Fund

                    Franklin Asset Allocation Fund
                    Franklin California Tax Free Income Fund Inc. Franklin California Tax Free Trust
                    Franklin Custodian Funds,  Inc.
                    Franklin Equity Fund
                    Franklin Federal Money Fund
                    Franklin Federal Tax-Free Income Fund
                    Franklin Floating Rate Trust
                    Franklin Gold Fund
                    Franklin High Income Fund
                    Franklin Investors Securities  Trust
                    Franklin Managed  Trust
                    Franklin Money Fund
                    Franklin Mutual Series Fund, Inc.
                    Franklin Municipal Securities Trust
                    Franklin New York Tax-Free Income Fund
                    Franklin New York Tax-Free  Trust
                    Franklin Real Estate Securities Fund
                    Franklin Strategic Mortgage Portfolio
                    Franklin Strategic Series
                    Franklin Tax Exempt Money Fund
                    Franklin Tax-Free Trust
                    Franklin Templeton Fund Allocator Series
                    Franklin Templeton Global Trust
                    Franklin Templeton International Trust
                    Franklin Templeton Money Fund Trust
                    Franklin Value Investors Trust
                    Institutional Fiduciary Trust

      (b) The information required by the Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distriubtors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

      c) Registrant's principal underwriter is an affiliated person of Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

            Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are locataed
            500 East Broward Blvd., Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida
            33716 and Franklin Resources, Inc., 777 Mariners Island Blvd.,
            San Mateo, California 94404.

ITEM 31.  MANAGEMENT SERVICES

                  Not Applicable.


PAGE



ITEM 32.  UNDERTAKINGS.

                  (a)  Not Applicable.
                  (b)  Not Applicable.
                  (c) Registrant undertakes to furnish to each person to whom its Prospectus is provided a copy of its latest Annual Report, upon request and without charge.



PAGE




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Fort Lauderdale, Florida, on the 31st day of December, 1998.

                                    TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                           (REGISTRANT)

                                    By:
                                        Martin L. Flanagan,
                                        President*

*By:/s/BARBARA J. GREEN
    --------------------
     Barbara J. Green
     as attorney-in-fact**

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                                  TITLE                    DATE

____________________                   President (Chief          December 31, 1998
Martin L. Flanagan*                    Executive Officer)



____________________                   Trustee                   December 31, 1998
Charles B. Johnson*


____________________                    Trustee                  December 31, 1998
Rupert H. Johnson, Jr.*


____________________                   Trustee                   December 31, 1998
Betty P. Krahmer*


___________________                    Trustee                   December 31, 1998
Constantine Dean
  Tseretopoulos*



PAGE



____________________                   Trustee                   December 31, 1998
Frank J. Crothers*



___________________                    Trustee                   December 31, 1998
Fred R. Millsaps*


____________________                   Trustee                   December 31, 1998
Harris J. Ashton*


____________________                   Trustee                   December 31, 1998
S. Joseph Fortunato*


____________________                   Trustee                   December 31, 1998
Andrew H. Hines, Jr.*


____________________                   Trustee                   December 31, 1998
John Wm. Galbraith*


____________________                   Trustee                   December 31, 1998
Gordon S. Macklin*


____________________                   Trustee                   December 31, 1998
Nicholas F. Brady*


____________________                   Trustee                   December 31, 1998
Edith E. Holiday*

____________________                   Treasurer (Chief          December 31, 1998
James R. Baio*                         Financial and
                                        Accounting Officer)



*By/s/BARBARA J. GREEN
   ----------------------
    Barbara J. Green
    as attorney-in-fact**


** Powers of Attorney are filed herewith.


PAGE

                                POWER OF ATTORNEY

     The undersigned Officers and Trustees of TEMPLETON GLOBAL OPPORTUNITIES TRUST (the "Registrant") hereby appoint Allan S. Mostoff, Jeffrey L. Steele, Mark H. Plafker, Bruce G. Leto, Deborah R. Gatzek, Barbara J. Green, Larry L. Greene, and Leiann Nuzum (with full power to each of them to act alone) his/her attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company
Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he/she could do if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     The undersigned Officers and Trustees hereby execute this Power of Attorney as of the 11th day of December, 1998.



/s/HARRIS J. ASHTON                   /s/RUPERT H. JOHNSON, JR.
-----------------------------         ----------------------------------
Harris J. Ashton, Trustee             Rupert H. Johnson, Jr., Trustee


/s/NICHOLAS F. BRADY                  /s/BETTY P. KRAHMER
-----------------------------         ----------------------------------
 Nicholas F. Brady, Trustee            Betty P. Krahmer, Trustee


/s/FRANK J. CROTHERS                  /s/GORDON S. MACKLIN
-----------------------------         ----------------------------------
 Frank J. Crothers, Trustee            Gordon S. Macklin, Trustee


/s/S. JOSEPH FORTUNATO                /s/FRED R. MILLSAPS
-----------------------------         ----------------------------------
S. Joseph Fortunato, Trustee          Fred R. Millsaps, Trustee


/s/JOHN WM. GALBRAITH                 /s/CONSTANTINE D. TSERETOPOULOS
-----------------------------         ----------------------------------
John Wm. Galbraith, Trustee           Constantine D. Tseretopoulos, Trustee


/s/ANDREW H. HINES, JR.               /s/MARTIN L. FLANAGAN
-----------------------------         ----------------------------------
Andrew H. Hines, Jr., Trustee         Martin L. Flanagan, President


/s/EDITH E. HOLIDAY                   /s/JAMES R. BAIO
-----------------------------         ----------------------------------
Edith E. Holiday, Trustee             James R. Baio, Treasurer


/s/CHARLES B. JOHNSON
-----------------------------
Charles B. Johnson, Trustee


PAGE



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                   FILED WITH

                       POST-EFFECTIVE AMENDMENT NO. 13 TO
                             REGISTRATION STATEMENT

                                       ON

                                    FORM N-1A

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST


PAGE




                                  EXHIBIT LIST



    EXHIBIT NUMBER                NAME OF EXHIBIT

         (6)(b) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998

         (6)(c)        Amendment of Dealer Agreement dated May 15, 1998

         (8)(b)        Amendment dated March 2, 1998 to the Custody Agreemnt

         (8)(b)        Amendment No. 2 dated July 23, 1998 to the Custody
                       Agreement

         (11)          Consent of Independent Public Accountants

         (15)(c)       Form of Distribution Plan-Class B Shares

         (17)          Powers of Attorney

         (18)(b)       Form of Multi Cass Plan-Class B Shares

         (27)          Financial Data Schedules